Shareholders' equity - Narrative (Details)									12 Months Ended
	Mar. 28, 2024 $ / shares	Mar. 12, 2024 period $ / shares	Dec. 27, 2023 $ / shares	Sep. 28, 2023 $ / shares	Jun. 28, 2023 $ / shares	Mar. 30, 2023 $ / shares	Mar. 14, 2023 installment $ / shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	May 22, 2018 USD ($) $ / shares
Class of Stock [Line Items]
Common stock authorized (in shares)									500,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0			$ 0
Common stock outstanding (in shares)												207,265,773
Common stock issued (in shares)									210,654,969	210,594,545	210,478,322	207,265,773
Dividends declared (in dollars per share) | $ / shares							$ 0.19
Common stock, dividends, number of payment installments | installment							4
Dividends (in dollars per share) | $ / shares			$ 0.04	$ 0.05	$ 0.05	$ 0.05			$ 0.19	$ 0.15
Dividends paid, cash | $									$ 40,022,000
Subsequent event
Class of Stock [Line Items]
Dividends declared (in dollars per share) | $ / shares		$ 0.24
Common stock, dividends, number of payment installments | period		4
Dividends (in dollars per share) | $ / shares	$ 0.06
The repurchase program
Class of Stock [Line Items]
Number of shares repurchased (in shares)								7,993,602
Value of shares repurchased | $								$ 60,000,000
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)									420,000,000
Common stock outstanding (in shares)												127,265,773
Common stock issued (in shares)									130,654,969	130,594,545	130,478,322	127,265,773
Shares issued during the period (in shares)									60,424	116,223	251,623
Repurchased share distributed (in shares)											2,960,926	2,723,614
Number of votes per share (in votes) | vote									1
Class A | The repurchase program
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares													$ 0
Shares authorized, value | $													$ 60,000,000
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)									80,000,000
Common stock outstanding (in shares)												80,000,000
Common stock issued (in shares)									80,000,000	80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | vote									5